Other non-current assets - Narrative (Details)	Dec. 31, 2024 EUR (€)
Miscellaneous non-current assets [abstract]
Contingent liabilities incurred in relation to interests in joint ventures	€ 0
Contingent liabilities incurred in relation to interests in associates	0
Capital commitments to joint ventures	€ 0